SHARE-BASED COMPENSATION - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option
SHARE-BASED COMPENSATION
Total.	$ 30,155	$ 8,987	$ 3,823
Restricted stock units
SHARE-BASED COMPENSATION
Total.	8,764
2020 Plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 1,690
Recognized over a weighted-average period	1 year 7 months 6 days
2022 performance incentive plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 19,804
Recognized over a weighted-average period	1 year 3 months 29 days
2022 performance incentive plan | Restricted stock units
SHARE-BASED COMPENSATION
Total.	$ 8,764	0	0
Recognized over a weighted-average period	1 year 7 months 13 days
Research and development | Employee Stock Option
SHARE-BASED COMPENSATION
Total.	$ 7,761	3,775	1,716
Research and development | Restricted stock units
SHARE-BASED COMPENSATION
Total.	1,386
Selling, general and administrative | Employee Stock Option
SHARE-BASED COMPENSATION
Total.	22,394	$ 5,212	$ 2,107
Selling, general and administrative | Restricted stock units
SHARE-BASED COMPENSATION
Total.	$ 7,378